UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	16 East Eager Street
		Baltimore, Md 21202

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-539-5588
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland August 8, 2000

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	62

Form 13F Information Table Value Total:	$101,444

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com                          COM              885535104     2973    51600 SH       SOLE                    50500              1100
AES Corp.                      COM              00130H105     2701    59200 SH       SOLE                    58200              1000
AT&T                           COM              030177109     2153    68081 SH       SOLE                    67081              1000
AXA Financial, Inc.            COM              002451102      605    17800 SH       SOLE                    17800
Aames Financial                COM              00253A101       25    28780 SH       SOLE                    28460               320
Abbott Laboratories            COM              002824100      214     4800 SH       SOLE                     4800
Allstate Corporation           COM              020002101     1217    54700 SH       SOLE                    54400               300
Altera                         COM              021441100     1376    13500 SH       SOLE                    13100               400
American Home Prodts           COM              026609107      294     5000 SH       SOLE                     5000
Apple Computer                 COM              037833100     2404    45900 SH       SOLE                    44900              1000
BP Amoco                       COM              055622104     2209    39053 SH       SOLE                    38069               984
BP Amoco Ordinary Shares       COM                             133    13776 SH       SOLE                    13776
Bestfoods                      COM              08658U101     3511    50700 SH       SOLE                    50000               700
Boston Scientific Corp         COM              101137107     1053    48000 SH       SOLE                    46700              1300
Bristol Myers Squibb           COM              110122108     3320    57001 SH       SOLE                    56401               600
Burlington Coat Factry         COM              121579106      567    52400 SH       SOLE                    52400
Carnival Corp                  COM              143658102     1441    73900 SH       SOLE                    72800              1100
Cendant                        COM              151313103     1652   118000 SH       SOLE                   116000              2000
Chase Manhattan Corp           COM              16161A108     1485    32247 SH       SOLE                    31947               300
Ciber                          COM              17163B102     1679   126700 SH       SOLE                   124900              1800
Citigroup Inc.                 COM              173034109     3668    60879 SH       SOLE                    60129               750
Collins Inds Inc               COM              194858106       52    10500 SH       SOLE                    10500
Compaq Computer                COM              204493100     1746    68296 SH       SOLE                    67096              1200
Computer Sciences              COM              205363104     1412    18900 SH       SOLE                    18700               200
Duramed Pharmaceuticals Inc.   COM              266354109     1767   325000 SH       SOLE                   318500              6500
Endesa                         COM              29258N107     1462    75000 SH       SOLE                    75000
Exxon Mobil Inc.               COM              30231G102      388     4938 SH       SOLE                     4938
First Data Corp.               COM              319963104     2943    59300 SH       SOLE                    58400               900
Freddie Mac                    COM              313400301     1952    48191 SH       SOLE                    47291               900
GTE Corp                       COM              362320103     2832    45500 SH       SOLE                    45500
Gap Inc Del                    COM              364760108     2731    87400 SH       SOLE                    86300              1100
General Electric               COM              369604103     3702    69857 SH       SOLE                    69457               400
General Motors Corp.           COM              370442105     1870    32206 SH       SOLE                    31906               300
Gillette Co                    COM              375766102      835    23900 SH       SOLE                    23900
Harnischfeger Industries       COM              413345109       58   169800 SH       SOLE                   169800
Honeywell International, Inc.  COM              438516106     1733    51456 SH       SOLE                    50894               562
Int Business Machine           COM              459200101     3197    29184 SH       SOLE                    28784               400
Intel Corp                     COM              458140100     3707    27728 SH       SOLE                    27528               200
Lucent Technologies Inc.       COM              549463107     1194    20153 SH       SOLE                    20153
MCN Energy Group, Inc.         COM              55267J100     1716    80300 SH       SOLE                    78900              1400
McDonalds                      COM              580135101      833    25300 SH       SOLE                    24300              1000
Merck & Co.                    COM              589331107      726     9476 SH       SOLE                     9476
Micron Tech Inc                COM              595112103     5504    62500 SH       SOLE                    61400              1100
Motorola Inc.                  COM              620076109     1376    47362 SH       SOLE                    46762               600
Network Associates, Inc.       COM              640938106      917    45000 SH       SOLE                    44200               800
Pfizer Inc.                    COM              717081103     2328    48500 SH       SOLE                    48000               500
Philip Morris                  COM              718154107     1305    49130 SH       SOLE                    48830               300
Pitney Bowes                   COM              724479100      240     6000 SH       SOLE                     6000
Playtex                        COM              72813P100     2051   181300 SH       SOLE                   179900              1400
SBC Communications, Inc.       COM              78387G103      289     6677 SH       SOLE                     6677
Saks Holdings                  COM              79377W108      782    74498 SH       SOLE                    74498
Santa Fe International         COM              G7805C108     1736    49700 SH       SOLE                    48800               900
Sears Roebuck & Co             COM              812387108     1497    45900 SH       SOLE                    45900
Sprint Corp                    COM              852061100      214     4200 SH       SOLE                     4200
Texas Instruments              COM              882508104     1524    22188 SH       SOLE                    22188
Tidewater                      COM              886423102     1163    32300 SH       SOLE                    32300
Tyco Intl Ltd New              COM              902124106      862    18194 SH       SOLE                    17894               300
UCAR International             COM              90262K109      809    61900 SH       SOLE                    61500               400
Unocal Corporation             COM              915289102     2054    62000 SH       SOLE                    60900              1100
Wells Fargo                    COM              949740104     1429    36882 SH       SOLE                    36682               200
Worldcom Inc                   COM              98157D106     2830    61695 SH       SOLE                    60945               750
Xerox Corporation              COM              984121103      994    47898 SH       SOLE                    46698              1200